ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement of allowance for doubtful accounts
Balance at beginning of the period	$ 17,681,792	$ 6,426,781
Charge to expenses		19,276,587	$ 4,155,246
Reversal of expenses	(702,156)
Writing off of accounts receivable	(3,067,433)	(7,239,204)
Foreign exchange (income) loss	(494,722)	(782,372)
Balance at end of the period	$ 13,417,481	$ 17,681,792	$ 6,426,781